OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,503,136		$ 2,689,170
Others	113,086		60,110
Less: provision for doubtful accounts	(7,078)	$ (7,077)	(6,874)	$ (20,621)
Other current assets	2,609,144		$ 2,742,406
Provision for doubtful accounts of other current assets	$ 565	(12,964)
Reversed provision for doubtful accounts		$ 12,965